Segment Information - Additional Information (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | Segment			5
Revenue	$ 1,954	$ 1,785	$ 4,041	$ 3,685
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 6	$ 5	$ 17	$ 11